SUBSEQUENT EVENTS (Details) - USD ($)	Nov. 13, 2025	Sep. 20, 2023	Sep. 30, 2025	Aug. 01, 2025	Sep. 30, 2024	Jul. 26, 2022
SUBSEQUENT EVENTS
Number of shares issued to shareholder		760,000
Ordinary shares, par value (in dollars per share)			$ 1
Price per share		$ 2.5
Common Class A
SUBSEQUENT EVENTS
Ordinary shares, par value (in dollars per share)			$ 0.00025	$ 0.00025	$ 0.00025	$ 0.00025
Subsequent Events | Common Class A
SUBSEQUENT EVENTS
Number of shares issued to shareholder	1,500,000
Ordinary shares, par value (in dollars per share)	$ 0.00025
Price per share	$ 1.6
Ordinary shares, purchase price	$ 2,400,000